FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Disclosure of detailed information about foreign currency risk (Details) - USD ($) $ in Thousands	Aug. 31, 2024	Aug. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash	$ 3,701
Accounts receivable	225	$ 215
Amounts held in Rand [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	529	1,918
Accounts receivable	197	176
Accounts payable	328	434
Amounts held in USD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	$ 3,147	$ 4,934